Description of Business (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2016
Description of Business (Textual)
Reverse stock split			1-for-3
Successor [Member]
Description of Business (Textual)
Reverse stock split	1-for-3	1-for-3